INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2017
Income Taxes Tables
Income tax benefit
	Three Months ended September 30, 2017	Nine Months ended September 30, 2017
Deferred:
Federal	$(168,767)	$(812,223)
State	(56,375)	(152,154)
Benefit from income taxes	$(225,142)	$(964,377)

Deferred income tax assets and liabilities
Deferred tax assets:
Amortizable start-up costs	$110,729
Amortizable intangibles	81,034
Accrued bonuses	53,998
Net operating loss carryforward	1,166,042
1,411,803
Deferred tax liabilities:
Permanent differences	(137,205)
Fixed assets	(90,239)
Total deferred tax assets, net	$1,184,359

Effective tax rate
	Three Months ended September 30, 2017	Nine Months ended September 30, 2017
U.S. statutory federal rate	34.00%	34.00%
(Decrease) increase in taxes resulting from:
State income tax rate, net of U.S. Federal benefit	3.97%	3.96%
Net effect of permanent and temporary reconciling items	-4.44%	-4.44%
Effective tax rate	33.53%	33.52%